Expense Example - Retail Class - Transamerica Mid Cap Growth	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years
USD ($)	665	907	1,168	1,914	297	609	1,047	2,264	90	281	488	1,084